Related-Party Transactions (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related-Party Transactions [Abstract]
Deposits from principal officers, directors, and their affiliates	$ 487	$ 274